S000093946 [Member] Investment Objectives and Goals - AB New York Intermediate Municipal ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB New York Intermediate Municipal ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to provide safety of principal and maximize total return after taking account of federal, state and local taxes for New York residents.